UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

August 31, 2014

1.805820.110

GCF-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.1%
Johnson Controls, Inc.	647,100	$ 31,585
Mobileye NV (a)	195,800	8,462
		40,047
Automobiles - 0.4%
Tesla Motors, Inc. (a)(d)	553,900	149,387
Hotels, Restaurants & Leisure - 3.6%
Buffalo Wild Wings, Inc. (a)(e)	1,135,800	167,814
China Lodging Group Ltd. ADR (a)	363,700	9,460
Chipotle Mexican Grill, Inc. (a)	306,100	207,735
Chuy's Holdings, Inc. (a)(e)	1,414,342	37,197
Domino's Pizza, Inc.	27,700	2,090
Dunkin' Brands Group, Inc.	2,178,440	94,849
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,688,222	89,948
Hyatt Hotels Corp. Class A (a)	901,640	55,081
Las Vegas Sands Corp.	1,042,100	69,310
McDonald's Corp.	2,022,600	189,558
Multimedia Games Holding Co., Inc. (a)	657,480	18,285
Panera Bread Co. Class A (a)	128,900	19,327
Starbucks Corp.	3,941,500	306,688
Starwood Hotels & Resorts Worldwide, Inc.	1,868,100	157,929
Yum! Brands, Inc.	1,520,300	110,115
		1,535,386
Household Durables - 0.1%
Lennar Corp. Class A	465,477	18,237
Tempur Sealy International, Inc. (a)	438,100	25,638
		43,875
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	1,697,201	575,419
Ctrip.com International Ltd. sponsored ADR (a)	669,100	42,936
JD.com, Inc. sponsored ADR (d)	294,800	9,410
Netflix, Inc. (a)	175,200	83,683
priceline.com, Inc. (a)	250,768	312,033
Qunar Cayman Islands Ltd. sponsored ADR	215,500	6,469
The Honest Co., Inc. (g)	39,835	1,078
TripAdvisor, Inc. (a)	233,300	23,118
Vipshop Holdings Ltd. ADR (a)(d)	219,500	43,160
		1,097,306
Media - 1.4%
CBS Corp. Class B	95,100	5,638
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	7,578,600	$ 414,777
Lions Gate Entertainment Corp. (d)	344,692	11,171
The Walt Disney Co.	1,211,600	108,899
Twenty-First Century Fox, Inc. Class A	1,496,600	53,010
		593,495
Multiline Retail - 0.4%
Dollar General Corp. (a)	328,300	21,008
Dollar Tree, Inc. (a)	789,600	42,342
Nordstrom, Inc.	543,700	37,651
Ryohin Keikaku Co. Ltd.	84,100	9,441
Target Corp.	749,289	45,010
		155,452
Specialty Retail - 2.0%
AutoNation, Inc. (a)	645,400	35,013
Bed Bath & Beyond, Inc. (a)	393,600	25,293
CarMax, Inc. (a)	1,803,121	94,484
Five Below, Inc. (a)(d)	1,901,016	77,105
Home Depot, Inc.	3,770,700	352,560
L Brands, Inc.	910,800	58,155
Lumber Liquidators Holdings, Inc. (a)(d)(e)	1,873,867	107,223
Restoration Hardware Holdings, Inc. (a)	869,700	72,942
Tiffany & Co., Inc.	158,000	15,949
Urban Outfitters, Inc. (a)	397,700	15,824
		854,548
Textiles, Apparel & Luxury Goods - 3.2%
Fossil Group, Inc. (a)	215,100	21,787
Kate Spade & Co. (a)(e)	8,263,715	267,249
lululemon athletica, Inc. (a)(d)(e)	8,961,210	357,821
Michael Kors Holdings Ltd. (a)	979,422	78,471
NIKE, Inc. Class B	3,028,400	237,881
Prada SpA	3,005,700	21,311
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,437,936	200,672
Tory Burch LLC (a)(f)(g)	324,840	23,111
Under Armour, Inc. Class A (sub. vtg.) (a)	902,500	61,695
VF Corp.	898,400	57,605
		1,327,603
TOTAL CONSUMER DISCRETIONARY		5,797,099
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.8%
Beverages - 2.5%
Dr. Pepper Snapple Group, Inc.	444,100	$ 27,943
Monster Beverage Corp. (a)	4,301,006	380,252
PepsiCo, Inc.	2,399,440	221,924
The Coca-Cola Co.	9,451,600	394,321
		1,024,440
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,507,200	182,492
CVS Caremark Corp.	855,100	67,938
Drogasil SA	2,902,573	28,267
Kroger Co.	1,327,225	67,662
Sprouts Farmers Market LLC	1,124,000	34,777
Walgreen Co.	772,700	46,764
Whole Foods Market, Inc.	1,061,000	41,528
		469,428
Food Products - 3.6%
Archer Daniels Midland Co.	3,581,500	178,574
Associated British Foods PLC	1,286,100	61,128
Bunge Ltd.	2,168,300	183,547
Campbell Soup Co.	256,200	11,483
General Mills, Inc.	783,200	41,807
Kellogg Co.	677,500	44,017
Keurig Green Mountain, Inc.	4,580,353	610,653
Kraft Foods Group, Inc.	361,100	21,269
Mead Johnson Nutrition Co. Class A	2,155,200	206,037
Mondelez International, Inc.	375,700	13,597
The Hain Celestial Group, Inc. (a)	94,800	9,325
The Hershey Co.	572,000	52,292
Tyson Foods, Inc. Class A	1,313,100	49,977
Want Want China Holdings Ltd.	18,065,000	22,400
		1,506,106
Household Products - 0.7%
Church & Dwight Co., Inc.	480,700	32,803
Colgate-Palmolive Co.	1,726,700	111,769
Kimberly-Clark Corp.	451,600	48,773
Procter & Gamble Co.	1,365,983	113,527
		306,872
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Herbalife Ltd.	4,526,510	$ 230,761
Nu Skin Enterprises, Inc. Class A	327,600	14,650
		245,411
Tobacco - 1.3%
Altria Group, Inc.	4,317,580	186,001
Japan Tobacco, Inc.	640,000	21,923
Lorillard, Inc.	2,284,400	136,379
Philip Morris International, Inc.	2,373,880	203,157
		547,460
TOTAL CONSUMER STAPLES		4,099,717
ENERGY - 6.0%
Energy Equipment & Services - 1.4%
Carbo Ceramics, Inc. (d)	99,400	10,694
FMC Technologies, Inc. (a)	1,234,000	76,311
Halliburton Co.	2,808,800	189,903
Schlumberger Ltd.	2,719,697	298,188
		575,096
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,549,094	174,567
Cabot Oil & Gas Corp.	1,605,400	53,845
Cheniere Energy, Inc. (a)	55,500	4,454
Chesapeake Energy Corp.	1,791,400	48,726
Concho Resources, Inc. (a)	1,457,700	207,052
Continental Resources, Inc. (a)(d)	2,042,050	329,362
Devon Energy Corp.	617,700	46,587
EOG Resources, Inc.	2,219,500	243,879
Golar LNG Ltd.	400,900	25,257
Hess Corp.	844,700	85,399
Kosmos Energy Ltd. (a)	175,700	1,761
Noble Energy, Inc.	1,516,811	109,423
Occidental Petroleum Corp.	627,200	65,059
PDC Energy, Inc. (a)	1,095,200	65,811
Pioneer Natural Resources Co.	1,714,707	357,774
Range Resources Corp.	437,089	34,351
Southwestern Energy Co. (a)	441,800	18,193
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,301,300	$ 70,452
Whiting Petroleum Corp. (a)	196,400	18,198
		1,960,150
TOTAL ENERGY		2,535,246
FINANCIALS - 3.4%
Banks - 1.0%
Bank of America Corp.	2,126,600	34,217
Citigroup, Inc.	470,180	24,285
HDFC Bank Ltd. sponsored ADR	1,966,000	97,691
JPMorgan Chase & Co.	1,375,600	81,779
PrivateBancorp, Inc.	3,656,126	107,892
Signature Bank (a)	426,085	50,474
Wells Fargo & Co.	608,100	31,281
		427,619
Capital Markets - 1.5%
BlackRock, Inc. Class A	585,900	193,658
Charles Schwab Corp.	6,893,775	196,542
Evercore Partners, Inc. Class A	479,500	24,565
Franklin Resources, Inc.	94,800	5,358
ICG Group, Inc. (a)(e)	3,870,687	67,156
Morgan Stanley	2,246,400	77,074
T. Rowe Price Group, Inc.	642,300	52,023
		616,376
Consumer Finance - 0.6%
American Express Co.	1,286,248	115,184
Discover Financial Services	2,425,244	151,262
		266,446
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	7,902,597	47,659
Real Estate Investment Trusts - 0.1%
American Tower Corp.	298,500	29,432
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	1,989,635	43,095
TOTAL FINANCIALS		1,430,627
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 20.7%
Biotechnology - 15.1%
ACADIA Pharmaceuticals, Inc. (a)(e)	5,724,502	$ 137,274
Agios Pharmaceuticals, Inc. (a)(d)	1,460,280	67,494
Alexion Pharmaceuticals, Inc. (a)	3,427,360	580,218
Alkermes PLC (a)(e)	10,838,660	484,813
Alnylam Pharmaceuticals, Inc. (a)(e)	5,148,491	358,695
Amgen, Inc.	2,644,200	368,549
Array BioPharma, Inc. (a)(d)	2,561,370	10,117
Avalanche Biotechnologies, Inc. (a)	754,377	22,352
Biogen Idec, Inc. (a)	1,101,700	377,927
Bluebird Bio, Inc. (a)(d)(e)	2,141,747	85,691
Celgene Corp. (a)	1,938,088	184,157
Celldex Therapeutics, Inc. (a)	2,175,713	34,616
Cepheid, Inc. (a)	2,012,555	80,563
Chimerix, Inc. (a)(e)	2,248,600	57,429
Clovis Oncology, Inc. (a)	1,452,300	69,071
Concert Pharmaceuticals, Inc.	619,522	5,551
Dicerna Pharmaceuticals, Inc.	850,450	11,719
Eleven Biotherapeutics, Inc. (d)	641,100	7,103
Exelixis, Inc. (a)(d)(e)	14,157,387	58,612
Fate Therapeutics, Inc. (e)	1,531,987	8,150
Genocea Biosciences, Inc.	628,366	8,049
Gilead Sciences, Inc. (a)	7,981,800	858,682
ImmunoGen, Inc. (a)(d)(e)	5,066,220	59,883
Immunomedics, Inc. (a)(d)(e)	5,283,050	17,593
Infinity Pharmaceuticals, Inc. (a)	479,400	5,417
Intercept Pharmaceuticals, Inc. (a)	29,823	8,640
Intrexon Corp. (d)	707,775	14,354
Ironwood Pharmaceuticals, Inc. Class A (a)	6,775,620	87,677
Isis Pharmaceuticals, Inc. (a)(d)(e)	8,678,597	353,740
Kite Pharma, Inc. (d)	143,000	4,043
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	38,430,427	58,414
Merrimack Pharmaceuticals, Inc. (a)(d)(e)	9,571,609	66,810
Momenta Pharmaceuticals, Inc. (a)	1,161,700	13,696
NPS Pharmaceuticals, Inc. (a)(e)	7,858,731	237,177
Prothena Corp. PLC (a)(e)	1,951,581	44,691
Regeneron Pharmaceuticals, Inc. (a)	2,556,123	895,972
Regulus Therapeutics, Inc. (a)(d)(e)	2,930,181	20,160
Rigel Pharmaceuticals, Inc. (a)(e)	5,145,017	13,377
Sage Therapeutics, Inc. (a)(e)	917,499	26,534
Sage Therapeutics, Inc. (e)	735,693	19,149
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)(d)(e)	8,620,443	$ 379,386
Synageva BioPharma Corp. (a)	417,200	30,109
Transition Therapeutics, Inc. (a)(e)	1,992,020	14,641
Ultragenyx Pharmaceutical, Inc.	517,600	27,619
uniQure B.V.	52,800	607
Versartis, Inc. (a)(d)	62,600	1,440
Versartis, Inc.	611,594	12,660
Vertex Pharmaceuticals, Inc. (a)	406,167	38,005
		6,328,626
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	762,600	32,212
Align Technology, Inc. (a)	282,556	15,388
Baxter International, Inc.	1,031,800	77,364
DexCom, Inc. (a)	383,300	16,942
Genmark Diagnostics, Inc. (a)(d)	2,037,853	21,907
Insulet Corp. (a)(e)	3,567,500	128,822
Intuitive Surgical, Inc. (a)	107,493	50,523
Novadaq Technologies, Inc. (a)	288,800	3,772
Roka Bioscience, Inc.	710,448	7,494
Roka Bioscience, Inc. (a)	143,800	1,685
St. Jude Medical, Inc.	542,200	35,563
		391,672
Health Care Providers & Services - 1.0%
Apollo Hospitals Enterprise Ltd.	720,000	13,957
Catamaran Corp. (a)	594,128	27,993
Community Health Systems, Inc. (a)	514,700	27,938
Express Scripts Holding Co. (a)	620,803	45,896
HCA Holdings, Inc. (a)	640,400	44,713
HealthEquity, Inc. (a)	101,400	1,965
McKesson Corp.	1,045,300	203,865
Phoenix Healthcare Group Ltd.	484,500	763
UnitedHealth Group, Inc.	612,100	53,057
		420,147
Health Care Technology - 0.7%
athenahealth, Inc. (a)(d)	900,100	130,010
Castlight Health, Inc.	2,070,648	22,195
Castlight Health, Inc. Class B (a)(d)	368,478	4,389
Cerner Corp. (a)	2,049,300	118,163
		274,757
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	606,238	$ 108,735
Pharmaceuticals - 2.7%
AbbVie, Inc.	1,551,900	85,789
Actavis PLC (a)	558,205	126,701
Allergan, Inc.	923,400	151,142
Auxilium Pharmaceuticals, Inc. (a)(d)	1,651,300	30,714
Bristol-Myers Squibb Co.	3,158,000	159,953
Catalent, Inc. (a)	971,800	20,894
Endocyte, Inc. (a)(d)(e)	3,523,415	25,932
Hospira, Inc. (a)	4,382,040	235,491
Intra-Cellular Therapies, Inc. (d)(e)	2,045,512	29,087
Jazz Pharmaceuticals PLC (a)	586,300	95,520
Johnson & Johnson	42,200	4,377
Mylan, Inc. (a)	1,236,100	60,074
Teva Pharmaceutical Industries Ltd. sponsored ADR	378,600	19,884
Valeant Pharmaceuticals International (Canada) (a)	920,961	107,893
		1,153,451
TOTAL HEALTH CARE		8,677,388
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	2,663,500	253,645
Lockheed Martin Corp.	810,900	141,097
The Boeing Co.	1,049,300	133,051
		527,793
Air Freight & Logistics - 0.5%
FedEx Corp.	135,400	20,023
United Parcel Service, Inc. Class B	1,531,900	149,100
XPO Logistics, Inc. (a)(d)	1,091,624	33,808
		202,931
Airlines - 2.3%
American Airlines Group, Inc.	1,311,700	51,038
Azul-Linhas Aereas Brasileiras warrants (g)	1,017,079	0
Delta Air Lines, Inc.	3,142,700	124,388
JetBlue Airways Corp. (a)(d)	12,244,323	149,748
Ryanair Holdings PLC sponsored ADR (a)	659,700	36,218
Southwest Airlines Co.	7,280,815	233,059
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Spirit Airlines, Inc. (a)	1,909,147	$ 134,385
United Continental Holdings, Inc. (a)	5,414,600	257,789
		986,625
Building Products - 0.0%
A.O. Smith Corp.	73,200	3,593
Construction & Engineering - 0.1%
Fluor Corp.	582,900	43,070
Electrical Equipment - 0.7%
Eaton Corp. PLC	730,400	50,989
Emerson Electric Co.	1,449,500	92,797
Enphase Energy, Inc. (a)	796,812	11,219
Lumenpulse, Inc. (a)	582,400	10,740
Rockwell Automation, Inc.	834,600	97,323
SolarCity Corp. (a)(d)	251,300	17,259
		280,327
Industrial Conglomerates - 0.9%
3M Co.	1,484,700	213,797
Danaher Corp.	1,965,100	150,546
		364,343
Machinery - 0.8%
Caterpillar, Inc.	961,000	104,816
Cummins, Inc.	838,800	121,718
Deere & Co.	511,000	42,970
Illinois Tool Works, Inc.	466,700	41,168
ITT Corp.	135,800	6,499
Xylem, Inc.	170,200	6,342
		323,513
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (a)	101,800	3,008
Kansas City Southern	222,600	25,679
Union Pacific Corp.	4,738,700	498,843
		527,530
TOTAL INDUSTRIALS		3,259,725
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 1.6%
Arista Networks, Inc.	87,000	7,295
Infinera Corp. (a)(e)	9,207,728	97,418
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Palo Alto Networks, Inc. (a)	32,100	$ 2,728
QUALCOMM, Inc.	6,235,267	474,504
Ruckus Wireless, Inc. (a)	264,500	3,679
ViaSat, Inc. (a)(d)	1,393,429	79,342
		664,966
Electronic Equipment & Components - 0.1%
Corning, Inc.	774,200	16,150
Trimble Navigation Ltd. (a)	1,007,700	33,516
		49,666
Internet Software & Services - 8.8%
Akamai Technologies, Inc. (a)	1,317,100	79,579
Baidu.com, Inc. sponsored ADR (a)	142,800	30,633
Demandware, Inc. (a)	706,073	37,528
Dropbox, Inc. (a)(g)	1,105,082	21,108
eBay, Inc. (a)	2,497,300	138,600
Facebook, Inc. Class A (a)	13,650,701	1,021,345
Google, Inc.:
Class A (a)	1,718,478	1,000,773
Class C (a)	1,673,578	956,617
IAC/InterActiveCorp	149,300	10,390
LinkedIn Corp. (a)	264,200	59,643
Marketo, Inc. (a)(e)	2,360,600	69,118
MercadoLibre, Inc. (d)	210,200	24,160
NAVER Corp.	12,636	9,570
Opower, Inc.	265,720	4,156
Pandora Media, Inc. (a)	1,100,169	29,749
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	192,600	16,916
Rackspace Hosting, Inc. (a)	2,952,379	102,152
Tencent Holdings Ltd.	1,926,700	31,359
Twitter, Inc.	363,900	18,104
Wix.com Ltd. (a)	1,374,300	22,621
Yahoo!, Inc. (a)	340,561	13,115
Yandex NV (a)	589,300	16,754
Yelp, Inc. (a)(d)	52,600	4,335
		3,718,325
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	1,382,532	63,223
IBM Corp.	1,460,300	280,816
MasterCard, Inc. Class A	4,154,900	314,983
QIWI PLC Class B sponsored ADR (d)	762,337	28,428
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Systems, Inc. (a)(e)	6,305,100	$ 220,174
Visa, Inc. Class A	1,854,300	394,076
		1,301,700
Semiconductors & Semiconductor Equipment - 6.1%
Applied Micro Circuits Corp. (a)(e)	6,531,992	55,326
ASML Holding NV	228,093	21,924
Broadcom Corp. Class A	2,102,000	82,777
Cavium, Inc. (a)(e)	3,163,660	177,734
Cree, Inc. (a)(d)(e)	7,200,863	328,071
Cypress Semiconductor Corp.	5,683,240	62,800
First Solar, Inc. (a)(e)	5,207,863	362,884
Integrated Device Technology, Inc. (a)	847,400	13,940
Intel Corp.	428,200	14,953
KLA-Tencor Corp.	358,000	27,358
Marvell Technology Group Ltd.	1,346,610	18,731
MaxLinear, Inc. Class A (a)	1,131,303	10,487
Mellanox Technologies Ltd. (a)(d)	1,039,089	43,424
Micron Technology, Inc. (a)	417,400	13,607
NVIDIA Corp. (d)(e)	42,494,284	826,514
Rambus, Inc. (a)(e)	6,864,700	85,191
Samsung Electronics Co. Ltd.	9,759	11,875
Silicon Laboratories, Inc. (a)(e)	3,444,380	156,134
Skyworks Solutions, Inc.	294,331	16,677
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,926,800	40,347
Texas Instruments, Inc.	3,071,100	147,966
Xilinx, Inc.	589,600	24,911
		2,543,631
Software - 8.7%
Activision Blizzard, Inc.	6,193,532	145,796
Adobe Systems, Inc. (a)	2,149,536	154,552
Autodesk, Inc. (a)	665,700	35,708
Citrix Systems, Inc. (a)	247,777	17,409
Electronic Arts, Inc. (a)	425,752	16,110
FireEye, Inc. (d)	257,401	8,015
Fleetmatics Group PLC (a)	343,000	11,257
Guidewire Software, Inc. (a)	1,175,800	53,558
Intuit, Inc.	501,100	41,681
Microsoft Corp.	11,192,917	508,494
Oracle Corp.	4,773,800	198,256
Red Hat, Inc. (a)	6,718,786	409,308
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	28,717,912	$ 1,696,941
ServiceNow, Inc. (a)	3,445,500	210,623
Splunk, Inc. (a)	1,447,000	78,066
Tableau Software, Inc. (a)	60,700	3,975
VMware, Inc. Class A (a)(d)	152,733	15,056
Zendesk, Inc. (d)	1,681,300	45,715
		3,650,520
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	21,649,048	2,219,028
NetApp, Inc.	372,186	15,691
Nimble Storage, Inc. (d)	1,208,782	32,685
SanDisk Corp.	1,482,400	145,216
Stratasys Ltd. (a)(d)	334,599	40,138
		2,452,758
TOTAL INFORMATION TECHNOLOGY		14,381,566
MATERIALS - 2.5%
Chemicals - 1.8%
CF Industries Holdings, Inc.	302,685	77,993
E.I. du Pont de Nemours & Co.	1,063,500	70,308
Eastman Chemical Co.	579,100	47,758
Metabolix, Inc. (a)(d)	1,665,936	1,133
Monsanto Co.	3,881,771	448,927
Praxair, Inc.	291,100	38,294
The Dow Chemical Co.	821,200	43,975
The Mosaic Co.	391,700	18,708
		747,096
Construction Materials - 0.2%
CaesarStone Sdot-Yam Ltd.	1,288,027	66,990
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	5,005,100	127,086
Barrick Gold Corp. (d)	476,700	8,764
Fortescue Metals Group Ltd.	9,386,953	36,558
Freeport-McMoRan Copper & Gold, Inc.	1,396,800	50,802
Nucor Corp.	140,300	7,621
		230,831
TOTAL MATERIALS		1,044,917
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	52,400	$ 2,356
Verizon Communications, Inc.	2,847,000	141,838
		144,194
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,190,300	35,804
TOTAL TELECOMMUNICATION SERVICES		179,998
TOTAL COMMON STOCKS (Cost $22,530,536)		41,406,283
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Roku, Inc. 8.00% (a)(g)	17,901,305	24,167
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series C (g)	92,950	2,515
Leisure Products - 0.1%
NJOY, Inc.:
Series C (a)(g)	1,506,412	25,498
Series D (g)	424,747	7,189
		32,687
Media - 0.0%
Turn, Inc. Series E (g)	984,774	7,484
TOTAL CONSUMER DISCRETIONARY		66,853
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Ariosa Diagnostics (a)(g)	422,235	7,689
Ariosa Diagnostics Series B (a)(g)	26,588	484
Intarcia Therapeutics, Inc. (a)(g)	1,051,411	34,055
Intarcia Therapeutics, Inc. Series DD (g)	1,543,687	50,000
Juno Therapeutics, Inc. Series B, 8.00% (g)	6,776,557	18,500
		110,728
Life Sciences Tools & Services - 0.0%
Penumbra, Inc. (g)	1,128,787	14,437
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(g)	7,513,149	$ 19,001
Kolltan Pharmaceuticals, Inc. Series D (g)	7,940,644	7,941
		26,942
TOTAL HEALTH CARE		152,107
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (g)	1,017,079	46,799
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (g)	2,990,903	13,728
TOTAL INDUSTRIALS		60,527
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
New Relic, Inc. Series F (g)	400,974	10,550
Uber Technologies, Inc. 8.00% (g)	1,192,545	74,000
		84,550
IT Services - 0.1%
AppNexus, Inc. Series E (g)	923,523	18,500
Nutanix, Inc. Series E (g)	1,151,309	15,424
		33,924
Software - 0.1%
Apptio, Inc. Series E, 8.00% (a)(g)	881,266	19,423
Cloudera, Inc. Series F (g)	529,285	8,029
MongoDB, Inc. Series F, 8.00% (g)	1,913,404	23,439
		50,891
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc.:
Series E (g)	1,004,190	13,165
Series F (g)	473,649	6,210
		19,375
TOTAL INFORMATION TECHNOLOGY		188,740
TOTAL CONVERTIBLE PREFERRED STOCKS		468,227
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(f)(g)	619,048	$ 19,500
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (g)	468,823	10,000
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(g)	7,960,663	130
Equilibrate Worldwide Therapeutics Series D (a)(g)	7,960,663	320
Neuropathic Worldwide Therapeutics Series D (a)(g)	7,960,663	60
Oculus Worldwide Therapeutics Series D (a)(g)	7,960,663	100
Orchestrate U.S. Therapeutics, Inc. Series D (a)(g)	7,960,663	140
Orchestrate Worldwide Therapeutics Series D (a)(g)	7,960,663	250
		1,000
TOTAL HEALTH CARE		11,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		30,500
TOTAL PREFERRED STOCKS (Cost $456,103)		498,727
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $839,106)	839,106,099	839,106
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $23,825,745)		42,744,116
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(729,824)
NET ASSETS - 100%		$ 42,014,292
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $544,024,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 5,101
Ariosa Diagnostics Series B	3/1/13	$ 321
aTyr Pharma, Inc. 8.00%	4/8/13	$ 19,001
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,559
Cloudera, Inc. Series F	2/5/14	$ 7,706
Domo, Inc. Series D	1/24/14	$ 12,362
Dropbox, Inc.	5/2/12	$ 10,000
Equilibrate Asia Therapeutics Series D	5/17/13	$ 130
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 320
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$ 50,000
Juno Therapeutics, Inc. Series B, 8.00%	8/1/14	$ 18,500
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 7,941
Moderna LLC Series D, 8.00%	11/6/13	$ 10,000
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 32,000
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 60
New Relic, Inc. Series F	4/17/14	$ 11,602
NJOY, Inc. Series C	6/7/13	$ 12,176
NJOY, Inc. Series D	2/14/14	$ 7,189
Nutanix, Inc. Series E	8/26/14	$ 15,424
Oculus Worldwide Therapeutics Series D	5/17/13	$ 100
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 140
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 250
Penumbra, Inc.	5/16/14	$ 14,900
Pure Storage, Inc. Series E	8/22/13	$ 6,961
Security	Acquisition Date	Acquisition Cost (000s)
Pure Storage, Inc. Series F	4/17/14	$ 7,449
Roku, Inc. 8.00%	5/7/13 - 5/28/13	$ 16,212
The Honest Co., Inc.	8/21/14	$ 1,078
The Honest Co., Inc. Series C	8/21/14	$ 2,515
Tory Burch LLC	12/31/12	$ 17,765
Turn, Inc. Series E	12/30/13	$ 8,213
Uber Technologies, Inc. 8.00%	6/6/14	$ 74,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 65
Fidelity Securities Lending Cash Central Fund	5,130
Total	$ 5,195
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$ 126,711	$ 18,652	$ 9,766*	$ -	$ 137,274
Alkermes PLC	461,129	42,349	72,565*	-	484,813
Alnylam Pharmaceuticals, Inc.	267,636	85,901	49,448*	-	358,695
Applied Micro Circuits Corp.	75,923	14,571	9,881*	-	55,326
Bluebird Bio, Inc.	15,225	27,396	6,994*	-	85,691
Buffalo Wild Wings, Inc.	207,977	-	36,749*	-	167,814
Cavium, Inc.	95,096	42,046	16,383*	-	177,734
Chimerix, Inc.	28,304	10,795	5,803*	-	57,429
Chuy's Holdings, Inc.	48,767	10,397	8,627*	-	37,197
Clovis Oncology, Inc.	129,011	-	36,001*	-	-
Cree, Inc.	435,909	30,583	65,709*	-	328,071
Cypress Semiconductor Corp.	75,923	2,232	23,651*	-	-
Endocyte, Inc.	33,849	33,960	6,712*	-	25,932
Exelixis, Inc.	86,258	8,590	12,772*	-	58,612
Fate Therapeutics, Inc.	-	108	77*	-	8,150
First Solar, Inc.	-	355,506	11,508	-	362,884
Genmark Diagnostics, Inc.	21,502	6,343	3,955*	-	-
Herbalife Ltd.	491,900	-	154,875*	1,921	-
Home Inns & Hotels Management, Inc. sponsored ADR	92,155	32,131	15,313*	-	-
ICG Group, Inc.	53,700	25,075	9,570*	-	67,156
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ImmunoGen, Inc.	$ 100,929	$ 1,226	$ 25,510*	$ -	$ 59,883
Immunomedics, Inc.	26,905	-	4,187*	-	17,593
Infinera Corp.	89,181	10,945	14,001*	-	97,418
Insulet Corp.	129,870	30,374	25,101*	-	128,822
Intra-Cellular Therapies, Inc.	6,347	19,596	742	-	29,087
Ironwood Pharmaceuticals, Inc. Class A	57,132	36,825	12,190*	-	-
Isis Pharmaceuticals, Inc.	364,073	29,372	56,306*	-	353,740
K12, Inc.	50,231	-	51,911*	-	-
Kate Spade & Co.	-	123,871	31,259*	-	267,249
Lexicon Pharmaceuticals, Inc.	101,884	3,711	10,341*	-	58,414
lululemon athletica, Inc.	713,512	7,587	65,069*	-	357,821
Lumber Liquidators Holdings, Inc.	227,898	-	34,300*	-	107,223
Marketo, Inc.	1,624	77,985	2,177*	-	69,118
Merrimack Pharmaceuticals, Inc.	34,238	5,442	1,447	-	66,810
Metabolix, Inc.	2,378	-	474*	-	-
NPS Pharmaceuticals, Inc.	223,552	18,641	38,065*	-	237,177
NVIDIA Corp.	712,918	77,163	127,634*	10,974	826,514
PrivateBancorp, Inc.	120,452	-	20,094*	123	-
Prothena Corp. PLC	49,476	9,298	7,538*	-	44,691
Questcor Pharmaceuticals, Inc.	200,784	-	260,315*	1,173	-
Rambus, Inc.	81,444	2,085	27,677*	-	85,191
Regulus Therapeutics, Inc.	21,331	-	3,965*	-	20,160
Rigel Pharmaceuticals, Inc.	17,567	65	4,855*	-	13,377
Sage Therapeutics, Inc.	-	23,197	-	-	26,534
Sage Therapeutics, Inc.	-	9,813	-	-	19,149
salesforce.com, Inc.	1,775,374	1,969	307,911*	-	-
Seattle Genetics, Inc.	404,948	5,121	61,503*	-	379,386
Silicon Laboratories, Inc.	143,012	19,337	30,959*	-	156,134
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SodaStream International Ltd.	$ 98,537	$ -	$ 71,608*	$ -	$ -
Transition Therapeutics, Inc.	11,180	2,367	1,971*	-	14,641
VeriFone Systems, Inc.	-	225,827	9,832*	-	220,174
Total	$ 8,513,752	$ 1,488,452	$ 1,865,301	$ 14,191	$ 6,069,084
* Includes the value of securities delivered through in-kind transactions
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,883,452	$ 5,772,910	$ -	$ 110,542
Consumer Staples	4,099,717	4,099,717	-	-
Energy	2,535,246	2,535,246	-	-
Financials	1,430,627	1,430,627	-	-
Health Care	8,840,495	8,615,890	61,498	163,107
Industrials	3,320,252	3,259,725	-	60,527
Information Technology	14,570,306	14,329,099	31,359	209,848
Materials	1,044,917	917,831	127,086	-
Telecommunication Services	179,998	179,998	-	-
Money Market Funds	839,106	839,106	-	-
Total Investments in Securities:	$ 42,744,116	$ 41,980,149	$ 219,943	$ 544,024
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 230,902
Net Realized Gain (Loss) on Investment Securities	17
Net Unrealized Gain (Loss) on Investment Securities	51,429
Cost of Purchases	300,680
Proceeds of Sales	(32,657)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(6,347)
Ending Balance	$ 544,024
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ 52,573

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $23,851,112,000. Net unrealized appreciation aggregated $18,893,004,000, of which $19,637,264,000 related to appreciated investment securities and $744,260,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 08/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 57,797	Last transaction price	Transaction price	$0.00 - $71.14 / $44.85	Increase
		Market comparable	EV/EBITDA multiple	11.1	Increase
		Net present value	Discount rate	20.0%	Decrease
Preferred Stocks	$ 486,227	Discounted cash flow	Discount rate	20.0%	Decrease
		Last transaction price	Transaction price	$1.00 - $62.05 / $31.62	Increase
		Market comparable	EV/Sales multiple	2.0 - 9.5 / 5.5	Increase
		Replacement cost	Put price	$103.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Growth
Company Fund

August 31, 2014

1.968013.100

XS7-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.1%
Johnson Controls, Inc.	156,822	$ 7,654,482
Mobileye NV (a)	46,400	2,005,408
		9,659,890
Automobiles - 0.4%
Tesla Motors, Inc. (a)	134,000	36,139,800
Hotels, Restaurants & Leisure - 3.7%
Buffalo Wild Wings, Inc. (a)	275,900	40,764,225
China Lodging Group Ltd. ADR (a)	88,100	2,291,481
Chipotle Mexican Grill, Inc. (a)	74,400	50,491,560
Chuy's Holdings, Inc. (a)	347,100	9,128,730
Domino's Pizza, Inc.	6,600	497,970
Dunkin' Brands Group, Inc.	535,300	23,306,962
Home Inns & Hotels Management, Inc. sponsored ADR (a)	656,678	21,972,446
Hyatt Hotels Corp. Class A (a)	220,100	13,445,909
Las Vegas Sands Corp.	256,500	17,059,815
McDonald's Corp.	488,900	45,819,708
Multimedia Games Holding Co., Inc. (a)	155,472	4,323,676
Panera Bread Co. Class A (a)	31,400	4,708,116
Starbucks Corp.	947,200	73,701,632
Starwood Hotels & Resorts Worldwide, Inc.	452,300	38,237,442
Yum! Brands, Inc.	371,900	26,936,717
		372,686,389
Household Durables - 0.1%
Lennar Corp. Class A	116,300	4,556,634
Tempur Sealy International, Inc. (a)	108,300	6,337,716
		10,894,350
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	407,899	138,294,077
Ctrip.com International Ltd. sponsored ADR (a)	164,100	10,530,297
JD.com, Inc. sponsored ADR (d)	70,500	2,250,360
Netflix, Inc. (a)	42,700	20,395,228
priceline.com, Inc. (a)	60,200	74,907,462
Qunar Cayman Islands Ltd. sponsored ADR	51,500	1,546,030
The Honest Co., Inc. (e)	9,496	256,936
TripAdvisor, Inc. (a)	57,400	5,687,766
Vipshop Holdings Ltd. ADR (a)	53,500	10,519,705
		264,387,861
Media - 1.4%
CBS Corp. Class B	22,600	1,339,954
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	1,828,400	$ 100,068,332
Lions Gate Entertainment Corp. (d)	165,000	5,347,650
The Walt Disney Co.	291,800	26,226,984
Twenty-First Century Fox, Inc. Class A	368,200	13,041,644
		146,024,564
Multiline Retail - 0.4%
Dollar General Corp. (a)	79,900	5,112,801
Dollar Tree, Inc. (a)	194,000	10,403,250
Nordstrom, Inc.	133,600	9,251,800
Ryohin Keikaku Co. Ltd.	20,100	2,256,408
Target Corp.	179,300	10,770,551
		37,794,810
Specialty Retail - 2.1%
AutoNation, Inc. (a)	158,600	8,604,050
Bed Bath & Beyond, Inc. (a)	98,500	6,329,610
CarMax, Inc. (a)	443,148	23,220,955
Five Below, Inc. (a)(d)	463,600	18,803,616
Home Depot, Inc.	902,100	84,346,350
L Brands, Inc.	224,000	14,302,400
Lumber Liquidators Holdings, Inc. (a)	453,200	25,932,104
Restoration Hardware Holdings, Inc. (a)	212,800	17,847,536
Tiffany & Co., Inc.	38,800	3,916,472
Urban Outfitters, Inc. (a)	97,600	3,883,504
		207,186,597
Textiles, Apparel & Luxury Goods - 3.2%
Fossil Group, Inc. (a)	53,667	5,435,930
Kate Spade & Co. (a)	2,030,934	65,680,406
lululemon athletica, Inc. (a)(d)	2,162,000	86,328,660
Michael Kors Holdings Ltd. (a)	242,151	19,401,138
NIKE, Inc. Class B	729,100	57,270,805
Prada SpA	741,300	5,256,022
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	835,400	48,762,298
Under Armour, Inc. Class A (sub. vtg.) (a)	222,200	15,189,592
VF Corp.	220,800	14,157,696
		317,482,547
TOTAL CONSUMER DISCRETIONARY		1,402,256,808
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 9.9%
Beverages - 2.5%
Dr. Pepper Snapple Group, Inc.	109,100	$ 6,864,572
Monster Beverage Corp. (a)	1,054,500	93,228,345
PepsiCo, Inc.	577,400	53,403,726
The Coca-Cola Co.	2,292,600	95,647,272
		249,143,915
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	368,800	44,654,304
CVS Caremark Corp.	210,300	16,708,335
Drogasil SA	666,500	6,490,820
Kroger Co.	324,300	16,532,814
Sprouts Farmers Market LLC	273,800	8,471,372
Walgreen Co.	187,200	11,329,344
Whole Foods Market, Inc.	260,700	10,203,798
		114,390,787
Food Products - 3.6%
Archer Daniels Midland Co.	863,700	43,064,082
Associated British Foods PLC	312,200	14,838,895
Bunge Ltd.	520,700	44,077,255
Campbell Soup Co.	63,000	2,823,660
General Mills, Inc.	192,400	10,270,312
Kellogg Co.	166,400	10,811,008
Keurig Green Mountain, Inc.	1,098,796	146,491,483
Kraft Foods Group, Inc.	86,900	5,118,410
Mead Johnson Nutrition Co. Class A	522,200	49,922,320
Mondelez International, Inc.	100,900	3,651,571
The Hain Celestial Group, Inc. (a)	23,200	2,281,952
The Hershey Co.	140,600	12,853,652
Tyson Foods, Inc. Class A	320,200	12,186,812
Want Want China Holdings Ltd.	4,439,000	5,504,324
		363,895,736
Household Products - 0.8%
Church & Dwight Co., Inc.	118,200	8,065,968
Colgate-Palmolive Co.	424,300	27,464,939
Kimberly-Clark Corp.	111,000	11,988,000
Procter & Gamble Co.	332,100	27,600,831
		75,119,738
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Herbalife Ltd.	1,084,500	$ 55,287,810
Nu Skin Enterprises, Inc. Class A	80,500	3,599,960
		58,887,770
Tobacco - 1.3%
Altria Group, Inc.	1,047,100	45,109,068
Japan Tobacco, Inc.	157,300	5,388,219
Lorillard, Inc.	551,100	32,900,670
Philip Morris International, Inc.	567,800	48,592,324
		131,990,281
TOTAL CONSUMER STAPLES		993,428,227
ENERGY - 6.2%
Energy Equipment & Services - 1.4%
Carbo Ceramics, Inc. (d)	24,500	2,635,955
FMC Technologies, Inc. (a)	306,600	18,960,144
Halliburton Co.	677,400	45,799,014
Schlumberger Ltd.	653,179	71,614,546
		139,009,659
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	376,200	42,393,978
Cabot Oil & Gas Corp.	392,400	13,161,096
Cheniere Energy, Inc. (a)	13,100	1,051,406
Chesapeake Energy Corp.	438,394	11,924,317
Concho Resources, Inc. (a)	356,100	50,580,444
Continental Resources, Inc. (a)(d)	509,300	82,144,997
Devon Energy Corp.	151,800	11,448,756
EOG Resources, Inc.	533,500	58,620,980
Golar LNG Ltd.	97,700	6,155,100
Hess Corp.	209,800	21,210,780
Kosmos Energy Ltd. (a)	43,100	431,862
Noble Energy, Inc.	374,800	27,038,072
Occidental Petroleum Corp.	157,600	16,347,848
PDC Energy, Inc. (a)	270,038	16,226,583
Pioneer Natural Resources Co.	413,893	86,358,774
Range Resources Corp.	106,800	8,393,412
Southwestern Energy Co. (a)	105,900	4,360,962
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	326,200	$ 17,660,468
Whiting Petroleum Corp. (a)	49,000	4,540,340
		480,050,175
TOTAL ENERGY		619,059,834
FINANCIALS - 3.5%
Banks - 1.1%
Bank of America Corp.	528,500	8,503,565
Citigroup, Inc.	115,900	5,986,235
HDFC Bank Ltd. sponsored ADR	483,100	24,005,239
JPMorgan Chase & Co.	341,900	20,325,955
PrivateBancorp, Inc.	898,400	26,511,784
Signature Bank (a)	104,700	12,402,762
Wells Fargo & Co.	151,500	7,793,160
		105,528,700
Capital Markets - 1.5%
BlackRock, Inc. Class A	141,200	46,670,836
Charles Schwab Corp.	1,662,300	47,392,173
Evercore Partners, Inc. Class A	118,300	6,060,509
Franklin Resources, Inc.	23,300	1,316,916
ICG Group, Inc. (a)	939,618	16,302,372
Morgan Stanley	565,500	19,402,305
T. Rowe Price Group, Inc.	157,800	12,781,011
		149,926,122
Consumer Finance - 0.6%
American Express Co.	311,900	27,930,645
Discover Financial Services	585,658	36,527,489
		64,458,134
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	2,233,000	13,466,830
Real Estate Investment Trusts - 0.1%
American Tower Corp.	72,500	7,148,500
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	488,800	10,587,408
TOTAL FINANCIALS		351,115,694
Common Stocks - continued
	Shares	Value
HEALTH CARE - 20.4%
Biotechnology - 14.8%
ACADIA Pharmaceuticals, Inc. (a)	652,950	$ 15,657,741
Agios Pharmaceuticals, Inc. (a)	180,666	8,350,383
Alexion Pharmaceuticals, Inc. (a)	821,400	139,054,806
Alkermes PLC (a)	2,599,792	116,288,696
Alnylam Pharmaceuticals, Inc. (a)	1,226,826	85,472,967
Amgen, Inc.	634,500	88,436,610
Array BioPharma, Inc. (a)	629,400	2,486,130
Avalanche Biotechnologies, Inc. (a)	178,977	5,303,089
Biogen Idec, Inc. (a)	263,500	90,391,040
Bluebird Bio, Inc. (a)	505,450	20,223,055
Celgene Corp. (a)	475,900	45,220,018
Celldex Therapeutics, Inc. (a)	517,340	8,230,879
Cepheid, Inc. (a)	494,800	19,806,844
Chimerix, Inc. (a)	536,500	13,702,210
Clovis Oncology, Inc. (a)	347,400	16,522,344
Dicerna Pharmaceuticals, Inc.	197,728	2,724,692
Eleven Biotherapeutics, Inc.	149,112	1,652,161
Exelixis, Inc. (a)(d)	3,405,304	14,097,959
Fate Therapeutics, Inc.	3,900	20,748
Genocea Biosciences, Inc.	150,521	1,928,174
Gilead Sciences, Inc. (a)	1,906,900	205,144,302
ImmunoGen, Inc. (a)(d)	1,226,200	14,493,684
Immunomedics, Inc. (a)	1,298,100	4,322,673
Infinity Pharmaceuticals, Inc. (a)	117,800	1,331,140
Intercept Pharmaceuticals, Inc. (a)	7,000	2,028,040
Intrexon Corp. (d)	167,500	3,396,900
Ironwood Pharmaceuticals, Inc. Class A (a)	1,611,356	20,850,947
Isis Pharmaceuticals, Inc. (a)	2,088,785	85,138,877
Kite Pharma, Inc.	33,800	955,526
Lexicon Pharmaceuticals, Inc. (a)	9,261,015	14,076,743
Merrimack Pharmaceuticals, Inc. (a)(d)	2,048,366	14,297,595
Momenta Pharmaceuticals, Inc. (a)	285,500	3,366,045
NPS Pharmaceuticals, Inc. (a)	1,876,000	56,617,680
Prothena Corp. PLC (a)	466,900	10,692,010
Regeneron Pharmaceuticals, Inc. (a)	613,900	215,184,228
Regulus Therapeutics, Inc. (a)	703,400	4,839,392
Rigel Pharmaceuticals, Inc. (a)	1,242,600	3,230,760
Sage Therapeutics, Inc. (a)	216,600	6,264,072
Sage Therapeutics, Inc.	156,782	4,080,722
Seattle Genetics, Inc. (a)	2,079,042	91,498,638
Synageva BioPharma Corp. (a)	100,000	7,217,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)	479,100	$ 3,521,387
Ultragenyx Pharmaceutical, Inc.	119,700	6,387,192
uniQure B.V.	12,400	142,600
Versartis, Inc. (a)	14,600	335,800
Versartis, Inc.	130,833	2,708,243
Vertex Pharmaceuticals, Inc. (a)	109,300	10,227,201
		1,487,919,943
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	187,400	7,915,776
Align Technology, Inc. (a)	70,234	3,824,944
Baxter International, Inc.	253,600	19,014,928
DexCom, Inc. (a)	93,400	4,128,280
Genmark Diagnostics, Inc. (a)(d)	489,000	5,256,750
Insulet Corp. (a)	861,700	31,115,987
Intuitive Surgical, Inc. (a)	26,107	12,270,551
Novadaq Technologies, Inc. (a)	67,600	882,856
Roka Bioscience, Inc. (a)	34,000	398,480
St. Jude Medical, Inc.	133,200	8,736,588
		93,545,140
Health Care Providers & Services - 1.0%
Catamaran Corp. (a)	147,700	6,959,138
Community Health Systems, Inc. (a)	125,000	6,785,000
Express Scripts Holding Co. (a)	152,600	11,281,718
HCA Holdings, Inc. (a)	155,600	10,863,992
HealthEquity, Inc. (a)	24,100	467,058
McKesson Corp.	254,300	49,596,129
Phoenix Healthcare Group Ltd.	118,500	186,541
UnitedHealth Group, Inc.	151,100	13,097,348
		99,236,924
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	221,100	31,935,684
Castlight Health, Inc. Class B (a)(d)	82,305	980,253
Cerner Corp. (a)	497,000	28,657,020
		61,572,957
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	149,262	26,771,632
Pharmaceuticals - 2.8%
AbbVie, Inc.	380,700	21,045,096
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Actavis PLC (a)	134,895	$ 30,618,467
Allergan, Inc.	233,500	38,219,280
Auxilium Pharmaceuticals, Inc. (a)	412,800	7,678,080
Bristol-Myers Squibb Co.	761,000	38,544,650
Catalent, Inc. (a)	230,400	4,953,600
Endocyte, Inc. (a)(d)	868,900	6,395,104
Hospira, Inc. (a)	1,067,800	57,383,572
Intra-Cellular Therapies, Inc.	235,692	3,351,540
Jazz Pharmaceuticals PLC (a)	141,400	23,036,888
Johnson & Johnson	14,400	1,493,712
Mylan, Inc. (a)	302,700	14,711,220
Teva Pharmaceutical Industries Ltd. sponsored ADR	94,700	4,973,644
Valeant Pharmaceuticals International (Canada) (a)	223,600	26,195,317
		278,600,170
TOTAL HEALTH CARE		2,047,646,766
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	640,500	60,994,815
Lockheed Martin Corp.	197,400	34,347,600
The Boeing Co.	253,900	32,194,520
		127,536,935
Air Freight & Logistics - 0.5%
FedEx Corp.	32,900	4,865,252
United Parcel Service, Inc. Class B	369,700	35,982,901
XPO Logistics, Inc. (a)	268,470	8,314,516
		49,162,669
Airlines - 2.3%
American Airlines Group, Inc.	321,900	12,525,129
Delta Air Lines, Inc.	759,000	30,041,220
JetBlue Airways Corp. (a)	2,968,300	36,302,309
Ryanair Holdings PLC sponsored ADR (a)	162,100	8,899,290
Southwest Airlines Co.	1,754,400	56,158,344
Spirit Airlines, Inc. (a)	438,200	30,844,898
United Continental Holdings, Inc. (a)	1,301,400	61,959,654
		236,730,844
Building Products - 0.0%
A.O. Smith Corp.	17,600	863,808
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Fluor Corp.	141,900	$ 10,484,991
Electrical Equipment - 0.7%
Eaton Corp. PLC	179,500	12,530,895
Emerson Electric Co.	356,200	22,803,924
Enphase Energy, Inc. (a)	184,330	2,595,366
Lumenpulse, Inc. (a)	138,700	2,557,652
Rockwell Automation, Inc.	205,000	23,905,050
SolarCity Corp. (a)	59,800	4,107,064
		68,499,951
Industrial Conglomerates - 0.9%
3M Co.	357,200	51,436,800
Danaher Corp.	472,000	36,159,920
		87,596,720
Machinery - 0.8%
Caterpillar, Inc.	233,100	25,424,217
Cummins, Inc.	204,200	29,631,462
Deere & Co.	125,600	10,561,704
Illinois Tool Works, Inc.	114,700	10,117,687
ITT Corp.	32,300	1,545,878
Xylem, Inc.	40,700	1,516,482
		78,797,430
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (a)	25,000	738,750
Kansas City Southern	54,100	6,240,976
Union Pacific Corp.	1,135,700	119,555,139
		126,534,865
TOTAL INDUSTRIALS		786,208,213
INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 1.6%
Arista Networks, Inc.	20,900	1,752,465
Infinera Corp. (a)	2,307,700	24,415,466
Palo Alto Networks, Inc. (a)	7,900	671,421
QUALCOMM, Inc.	1,494,033	113,695,911
Ruckus Wireless, Inc. (a)	63,000	876,330
ViaSat, Inc. (a)(d)	338,500	19,274,190
		160,685,783
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Corning, Inc.	190,200	$ 3,967,572
Trimble Navigation Ltd. (a)	247,400	8,228,524
		12,196,096
Internet Software & Services - 9.1%
Akamai Technologies, Inc. (a)	319,300	19,292,106
Baidu.com, Inc. sponsored ADR (a)	127,700	27,394,204
Demandware, Inc. (a)	172,200	9,152,430
eBay, Inc. (a)	604,600	33,555,300
Facebook, Inc. Class A (a)	3,267,578	244,480,186
Google, Inc.:
Class A (a)	403,970	235,255,969
Class C (a)	428,370	244,856,292
IAC/InterActiveCorp	36,500	2,540,035
LinkedIn Corp. (a)	64,900	14,651,175
Marketo, Inc. (a)	539,575	15,798,756
MercadoLibre, Inc. (d)	51,700	5,942,398
NAVER Corp.	2,693	2,039,468
Opower, Inc.	67,200	1,051,008
Pandora Media, Inc. (a)	270,400	7,311,616
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	46,800	4,110,444
Rackspace Hosting, Inc. (a)	691,300	23,918,980
Tencent Holdings Ltd.	472,900	7,696,867
Twitter, Inc.	86,700	4,313,325
Wix.com Ltd. (a)(d)	323,546	5,325,567
Yahoo!, Inc. (a)	84,632	3,259,178
Yandex NV (a)	144,800	4,116,664
Yelp, Inc. (a)(d)	12,900	1,063,218
		917,125,186
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	339,600	15,529,908
IBM Corp.	350,300	67,362,690
MasterCard, Inc. Class A	997,400	75,612,894
QIWI PLC Class B sponsored ADR (d)	187,300	6,984,417
VeriFone Systems, Inc. (a)	1,523,700	53,207,604
Visa, Inc. Class A	445,300	94,635,156
		313,332,669
Semiconductors & Semiconductor Equipment - 6.1%
Applied Micro Circuits Corp. (a)	1,553,870	13,161,279
ASML Holding NV	56,000	5,382,720
Broadcom Corp. Class A	517,900	20,394,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cavium, Inc. (a)	772,500	$ 43,399,050
Cree, Inc. (a)(d)	1,704,189	77,642,851
Cypress Semiconductor Corp.	1,395,900	15,424,695
First Solar, Inc. (a)	1,272,139	88,642,646
Integrated Device Technology, Inc. (a)	200,800	3,303,160
Intel Corp.	105,200	3,673,584
KLA-Tencor Corp.	88,000	6,724,960
Marvell Technology Group Ltd.	330,900	4,602,819
MaxLinear, Inc. Class A (a)	300,291	2,783,698
Mellanox Technologies Ltd. (a)(d)	254,900	10,652,271
Micron Technology, Inc. (a)	102,300	3,334,980
NVIDIA Corp.	10,101,100	196,466,395
Rambus, Inc. (a)	1,684,500	20,904,645
Samsung Electronics Co. Ltd.	4,482	5,453,888
Silicon Laboratories, Inc. (a)	830,500	37,646,565
Skyworks Solutions, Inc.	73,478	4,163,263
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	473,500	9,915,090
Texas Instruments, Inc.	746,600	35,971,188
Xilinx, Inc.	144,900	6,122,025
		615,766,674
Software - 8.8%
Activision Blizzard, Inc.	1,490,200	35,079,308
Adobe Systems, Inc. (a)	516,900	37,165,110
Autodesk, Inc. (a)	162,200	8,700,408
Citrix Systems, Inc. (a)	60,900	4,278,834
Electronic Arts, Inc. (a)	103,600	3,920,224
FireEye, Inc. (d)	62,700	1,952,478
Fleetmatics Group PLC (a)	82,900	2,720,778
Guidewire Software, Inc. (a)	288,900	13,159,395
Intuit, Inc.	122,100	10,156,278
Microsoft Corp.	2,701,992	122,751,497
Oracle Corp.	1,147,000	47,634,910
Red Hat, Inc. (a)	1,608,600	97,995,912
salesforce.com, Inc. (a)	6,941,400	410,167,326
ServiceNow, Inc. (a)	828,400	50,640,092
Splunk, Inc. (a)	353,600	19,076,720
Tableau Software, Inc. (a)	14,900	975,801
VMware, Inc. Class A (a)(d)	37,500	3,696,750
Zendesk, Inc. (d)	407,300	11,074,487
		881,146,308
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	5,181,865	$ 531,141,162
NetApp, Inc.	91,400	3,853,424
Nimble Storage, Inc.	296,793	8,025,283
SanDisk Corp.	359,800	35,246,008
Stratasys Ltd. (a)(d)	82,494	9,895,980
		588,161,857
TOTAL INFORMATION TECHNOLOGY		3,488,414,573
MATERIALS - 2.5%
Chemicals - 1.8%
CF Industries Holdings, Inc.	74,400	19,170,648
E.I. du Pont de Nemours & Co.	263,900	17,446,429
Eastman Chemical Co.	142,300	11,735,481
Metabolix, Inc. (a)(d)	409,431	278,413
Monsanto Co.	944,991	109,288,209
Praxair, Inc.	70,800	9,313,740
The Dow Chemical Co.	201,800	10,806,390
The Mosaic Co.	95,200	4,546,752
		182,586,062
Construction Materials - 0.2%
CaesarStone Sdot-Yam Ltd.	311,500	16,201,115
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	1,211,900	30,771,702
Barrick Gold Corp. (d)	113,500	2,086,696
Fortescue Metals Group Ltd. (d)	2,306,589	8,983,176
Freeport-McMoRan Copper & Gold, Inc.	339,500	12,347,615
Nucor Corp.	34,500	1,874,040
		56,063,229
TOTAL MATERIALS		254,850,406
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	12,500	562,000
Verizon Communications, Inc.	687,200	34,236,304
		34,798,304
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	295,300	$ 8,882,624
TOTAL TELECOMMUNICATION SERVICES		43,680,928
TOTAL COMMON STOCKS (Cost $8,672,376,685)		9,986,661,449
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series C (e)	22,157	599,509
Leisure Products - 0.0%
NJOY, Inc. Series D (e)	90,284	1,528,156
Media - 0.0%
Turn, Inc. Series E (e)	205,882	1,564,703
TOTAL CONSUMER DISCRETIONARY		3,692,368
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Juno Therapeutics, Inc. Series B, 8.00% (e)	1,538,461	4,199,999
Life Sciences Tools & Services - 0.0%
Penumbra, Inc. (e)	257,576	3,294,397
Pharmaceuticals - 0.0%
Kolltan Pharmaceuticals, Inc. Series D (e)	1,692,030	1,692,030
TOTAL HEALTH CARE		9,186,426
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (e)	613,084	2,814,056
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
New Relic, Inc. Series F (e)	90,450	2,379,740
Uber Technologies, Inc. 8.00% (e)	273,963	17,000,007
		19,379,747
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
AppNexus, Inc. Series E (e)	209,665	$ 4,200,051
Nutanix, Inc. Series E (e)	274,751	3,680,702
		7,880,753
Software - 0.0%
Cloudera, Inc. Series F (e)	113,172	1,716,819
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series F (e)	106,895	1,401,393
TOTAL INFORMATION TECHNOLOGY		30,378,712
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,497,396)		46,071,562
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	27,147,438	27,147,438
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	149,642,571	149,642,571
TOTAL MONEY MARKET FUNDS (Cost $176,790,009)		176,790,009
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $8,895,664,090)		10,209,523,020
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(165,418,248)
NET ASSETS - 100%		$ 10,044,104,772
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,328,498 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 4,200,051
Cloudera, Inc. Series F	2/5/14	$ 1,647,784
Security	Acquisition Date	Acquisition Cost
Domo, Inc. Series D	1/24/14	$ 2,533,999
Juno Therapeutics, Inc. Series B, 8.00%	8/1/14	$ 4,199,999
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,692,030
New Relic, Inc. Series F	4/17/14	$ 2,617,080
NJOY, Inc. Series D	2/14/14	$ 1,528,156
Nutanix, Inc. Series E	8/26/14	$ 3,680,702
Penumbra, Inc.	5/16/14	$ 3,400,003
Pure Storage, Inc. Series F	4/17/14	$ 1,681,020
The Honest Co., Inc.	8/21/14	$ 256,936
The Honest Co., Inc. Series C	8/21/14	$ 599,509
Turn, Inc. Series E	12/30/13	$ 1,717,056
Uber Technologies, Inc. 8.00%	6/6/14	$ 17,000,007
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,644
Fidelity Securities Lending Cash Central Fund	835,129
Total	$ 866,773
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,405,949,176	$ 1,401,999,872	$ -	$ 3,949,304
Consumer Staples	993,428,227	993,428,227	-	-
Energy	619,059,834	619,059,834	-	-
Financials	351,115,694	351,115,694	-	-
Health Care	2,056,833,192	2,040,857,801	6,788,965	9,186,426
Industrials	789,022,269	786,208,213	-	2,814,056
Information Technology	3,518,793,285	3,480,717,706	7,696,867	30,378,712
Materials	254,850,406	224,078,704	30,771,702	-
Telecommunication Services	43,680,928	43,680,928	-	-
Money Market Funds	176,790,009	176,790,009	-	-
Total Investments in Securities:	$ 10,209,523,020	$ 10,117,936,988	$ 45,257,534	$ 46,328,498
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $8,897,057,148. Net unrealized appreciation aggregated $1,312,465,872, of which $1,575,265,503 related to appreciated investment securities and $262,799,631 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund

August 31, 2014

1.805759.110

FEG-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.4%
Auto Components - 1.7%
Delphi Automotive PLC	336,000	$ 23,379
Tenneco, Inc. (a)	205,000	13,136
		36,515
Automobiles - 1.3%
Harley-Davidson, Inc.	432,900	27,515
Diversified Consumer Services - 1.0%
Service Corp. International	935,100	20,731
Hotels, Restaurants & Leisure - 4.9%
Bally Technologies, Inc. (a)	395,000	31,320
Brinker International, Inc.	114,300	5,589
Jack in the Box, Inc.	283,000	16,824
Melco Crown Entertainment Ltd. sponsored ADR	256,000	7,260
Penn National Gaming, Inc. (a)	936,394	10,572
Wyndham Worldwide Corp.	367,300	29,729
		101,294
Household Durables - 2.3%
Harman International Industries, Inc.	94,500	10,875
Jarden Corp. (a)	268,516	16,055
Tupperware Brands Corp.	275,000	20,147
		47,077
Internet & Catalog Retail - 1.6%
HomeAway, Inc. (a)	185,000	6,142
Liberty Interactive Corp. Series A (a)	535,000	15,793
TripAdvisor, Inc. (a)	115,000	11,395
		33,330
Media - 2.4%
DIRECTV (a)	214,000	18,500
Omnicom Group, Inc.	284,300	20,472
Time Warner Cable, Inc.	73,800	10,917
		49,889
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	333,000	17,857
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	228,400	14,677
GNC Holdings, Inc.	340,700	12,930
O'Reilly Automotive, Inc. (a)	201,500	31,430
Ross Stores, Inc.	155,500	11,728
		70,765
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 3.9%
Fossil Group, Inc. (a)	141,600	$ 14,343
Hanesbrands, Inc.	242,300	24,879
PVH Corp.	107,400	12,538
VF Corp.	447,700	28,707
		80,467
TOTAL CONSUMER DISCRETIONARY		485,440
CONSUMER STAPLES - 7.5%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,634
Monster Beverage Corp. (a)	179,000	15,825
		21,459
Food & Staples Retailing - 2.1%
Kroger Co.	864,000	44,045
Food Products - 2.2%
Mead Johnson Nutrition Co. Class A	376,500	35,993
The Hershey Co.	104,400	9,544
		45,537
Personal Products - 0.5%
Herbalife Ltd.	206,500	10,527
Tobacco - 1.6%
Lorillard, Inc.	562,000	33,551
TOTAL CONSUMER STAPLES		155,119
ENERGY - 5.9%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	257,300	19,125
Dril-Quip, Inc. (a)	177,200	17,980
National Oilwell Varco, Inc.	107,100	9,257
Oceaneering International, Inc.	229,900	15,992
Oil States International, Inc. (a)	121,700	7,856
Patterson-UTI Energy, Inc.	107,500	3,713
		73,923
Oil, Gas & Consumable Fuels - 2.3%
Cabot Oil & Gas Corp.	765,800	25,685
Noble Energy, Inc.	128,000	9,234
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	53,900	$ 7,522
World Fuel Services Corp.	138,100	6,129
		48,570
TOTAL ENERGY		122,493
FINANCIALS - 9.1%
Capital Markets - 3.9%
Affiliated Managers Group, Inc. (a)	147,800	31,208
Ameriprise Financial, Inc.	127,600	16,047
FXCM, Inc. Class A (d)	966,869	14,010
Invesco Ltd.	334,640	13,667
Lazard Ltd. Class A	98,100	5,362
		80,294
Consumer Finance - 0.7%
Springleaf Holdings, Inc.	469,100	15,612
Diversified Financial Services - 3.3%
IntercontinentalExchange Group, Inc.	163,200	30,845
McGraw Hill Financial, Inc.	462,000	37,482
		68,327
Real Estate Investment Trusts - 0.1%
Gaming & Leisure Properties	69,273	2,307
Real Estate Management & Development - 1.1%
Altisource Portfolio Solutions SA (a)(d)	41,800	4,177
CBRE Group, Inc. (a)	580,000	18,432
		22,609
TOTAL FINANCIALS		189,149
HEALTH CARE - 15.5%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	127,400	15,012
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	161,000	2,041
Covidien PLC	214,000	18,582
IDEXX Laboratories, Inc. (a)	47,100	5,839
The Cooper Companies, Inc.	127,500	20,786
Zimmer Holdings, Inc.	105,700	10,497
		57,745
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	282,000	$ 21,824
Cardinal Health, Inc.	161,100	11,873
Cigna Corp.	33,000	3,122
DaVita HealthCare Partners, Inc. (a)	159,300	11,897
HCA Holdings, Inc. (a)	168,000	11,730
Henry Schein, Inc. (a)	94,000	11,251
MEDNAX, Inc. (a)	166,400	9,526
Universal Health Services, Inc. Class B	95,500	10,929
		92,152
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	558,600	31,930
Mettler-Toledo International, Inc. (a)	34,100	9,223
		41,153
Pharmaceuticals - 5.5%
Actavis PLC (a)	153,500	34,841
Endo Health Solutions, Inc. (a)	122,000	7,773
Jazz Pharmaceuticals PLC (a)	178,200	29,032
Mylan, Inc. (a)	338,500	16,451
Salix Pharmaceuticals Ltd. (a)	168,800	26,858
		114,955
TOTAL HEALTH CARE		321,017
INDUSTRIALS - 15.9%
Aerospace & Defense - 3.0%
BE Aerospace, Inc. (a)	207,600	17,592
Meggitt PLC	2,450,000	19,182
TransDigm Group, Inc.	142,000	26,695
		63,469
Airlines - 2.7%
American Airlines Group, Inc.	356,300	13,864
Delta Air Lines, Inc.	592,000	23,431
United Continental Holdings, Inc. (a)	387,000	18,425
		55,720
Commercial Services & Supplies - 1.1%
KAR Auction Services, Inc.	423,400	12,770
Stericycle, Inc. (a)	87,500	10,399
		23,169
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 3.4%
Acuity Brands, Inc.	93,800	$ 11,620
AMETEK, Inc.	489,000	25,888
Hubbell, Inc. Class B	110,900	13,408
Rockwell Automation, Inc.	174,481	20,346
		71,262
Industrial Conglomerates - 1.4%
Roper Industries, Inc.	195,000	29,359
Machinery - 2.7%
IDEX Corp.	166,000	12,772
Ingersoll-Rand PLC	166,400	10,017
Manitowoc Co., Inc.	4,000	118
Pentair Plc	65,000	4,425
Valmont Industries, Inc. (d)	81,100	11,415
Wabtec Corp.	199,900	16,664
		55,411
Road & Rail - 0.2%
Landstar System, Inc.	66,300	4,499
Trading Companies & Distributors - 1.4%
W.W. Grainger, Inc.	115,383	28,407
TOTAL INDUSTRIALS		331,296
INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	222,800	22,951
Ingram Micro, Inc. Class A (a)	373,000	10,754
Trimble Navigation Ltd. (a)	159,600	5,308
		39,013
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	162,000	9,788
VeriSign, Inc. (a)(d)	358,000	20,433
		30,221
IT Services - 6.1%
Alliance Data Systems Corp. (a)	85,100	22,521
Amdocs Ltd.	400,580	18,867
Fidelity National Information Services, Inc.	255,000	14,471
Fiserv, Inc. (a)	347,000	22,371
FleetCor Technologies, Inc. (a)	130,400	18,737
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Genpact Ltd. (a)	675,100	$ 11,747
Total System Services, Inc.	588,300	18,508
		127,222
Semiconductors & Semiconductor Equipment - 2.8%
Avago Technologies Ltd.	369,000	30,291
Cree, Inc. (a)	92,400	4,210
NXP Semiconductors NV (a)	108,600	7,441
Xilinx, Inc.	394,000	16,647
		58,589
Software - 3.0%
Adobe Systems, Inc. (a)	183,000	13,158
Check Point Software Technologies Ltd. (a)	183,000	12,997
Intuit, Inc.	355,000	29,529
salesforce.com, Inc. (a)	105,400	6,228
		61,912
Technology Hardware, Storage & Peripherals - 1.1%
SanDisk Corp.	228,000	22,335
TOTAL INFORMATION TECHNOLOGY		339,292
MATERIALS - 5.4%
Chemicals - 4.1%
Airgas, Inc.	33,100	3,654
Celanese Corp. Class A	315,000	19,700
Eastman Chemical Co.	275,900	22,753
FMC Corp.	289,200	19,128
The Scotts Miracle-Gro Co. Class A	120,500	6,956
W.R. Grace & Co. (a)	127,500	12,626
		84,817
Containers & Packaging - 1.1%
Ball Corp.	135,000	8,654
Packaging Corp. of America	218,000	14,822
		23,476
Metals & Mining - 0.2%
SunCoke Energy, Inc. (a)	163,800	3,933
TOTAL MATERIALS		112,226
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	42,700	$ 1,480
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	191,600	6,727
TOTAL COMMON STOCKS (Cost $1,608,641)		2,064,239
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.11% (b)	12,192,503	12,193
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,916,550	28,917
TOTAL MONEY MARKET FUNDS (Cost $41,110)		41,110
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,649,751)		2,105,349
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(29,832)
NET ASSETS - 100%		$ 2,075,517
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	24
Total	$ 36
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $1,650,073,000. Net unrealized appreciation aggregated $455,276,000, of which $477,005,000 related to appreciated investment securities and $21,729,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

August 31, 2014

1.805750.110

NMF-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.6%
Johnson Controls, Inc.	251,000	$ 12,251
Tenneco, Inc. (a)	244,900	15,693
		27,944
Automobiles - 0.8%
Tesla Motors, Inc. (a)(d)	129,900	35,034
Distributors - 0.2%
Pool Corp.	172,300	9,763
Diversified Consumer Services - 0.2%
H&R Block, Inc.	325,000	10,897
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	389,800	10,096
Domino's Pizza, Inc.	169,700	12,804
Fiesta Restaurant Group, Inc. (a)	140,900	6,917
Jubilant Foodworks Ltd. (a)	345,364	7,397
Starbucks Corp.	223,700	17,406
Whitbread PLC	165,451	12,055
Yum! Brands, Inc.	636,400	46,094
Zoe's Kitchen, Inc. (d)	260,300	7,593
		120,362
Household Durables - 0.4%
D.R. Horton, Inc.	423,800	9,188
Toll Brothers, Inc. (a)	304,413	10,834
		20,022
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	639,000	8,267
Leisure Products - 0.2%
New Academy Holding Co. LLC unit (a)(e)(f)	66,000	8,615
Media - 3.6%
Comcast Corp. Class A	1,178,960	64,524
DIRECTV (a)	301,500	26,065
Legend Pictures LLC (a)(e)(f)	1,010	1,821
The Walt Disney Co.	546,800	49,146
Viacom, Inc. Class B (non-vtg.)	200,400	16,262
		157,818
Specialty Retail - 1.4%
Cabela's, Inc. Class A (a)(d)	254,300	15,517
Citi Trends, Inc. (a)	447,566	10,410
PT ACE Hardware Indonesia Tbk	99,865,000	7,987
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)	346,400	$ 9,658
World Duty Free SpA (a)	1,484,196	17,025
		60,597
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA (d)	811,000	20,247
Hanesbrands, Inc.	147,400	15,135
Hermes International SCA	44,800	15,414
		50,796
TOTAL CONSUMER DISCRETIONARY		510,115
CONSUMER STAPLES - 4.7%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	213,200	18,568
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	452,600	35,959
Masan Consumer Corp. unit (a)(e)(f)	125,000	11,875
Walgreen Co.	375,000	22,695
		70,529
Food Products - 2.4%
Amira Nature Foods Ltd. (a)(d)	1,353,252	23,303
Associated British Foods PLC	266,700	12,676
Ingredion, Inc.	172,700	13,775
Mead Johnson Nutrition Co. Class A	334,300	31,959
The Hershey Co.	126,731	11,586
WhiteWave Foods Co. (a)	326,800	11,445
		104,744
Tobacco - 0.3%
Japan Tobacco, Inc.	446,300	15,288
TOTAL CONSUMER STAPLES		209,129
ENERGY - 10.1%
Energy Equipment & Services - 2.8%
Helmerich & Payne, Inc.	158,300	16,629
McDermott International, Inc. (a)(d)	1,109,300	7,987
Oceaneering International, Inc.	210,537	14,645
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Odfjell Drilling A/S	1,737,239	$ 8,213
Schlumberger Ltd.	706,200	77,428
		124,902
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	281,200	31,688
Antero Resources Corp.	316,100	18,286
Cabot Oil & Gas Corp.	546,000	18,313
Chevron Corp.	873,700	113,100
Cimarex Energy Co.	135,400	19,655
EOG Resources, Inc.	350,600	38,524
EQT Corp.	131,600	13,036
Memorial Resource Development Corp.	337,000	9,931
Southwestern Energy Co. (a)	277,900	11,444
Suncor Energy, Inc.	445,500	18,286
The Williams Companies, Inc.	500,600	29,756
		322,019
TOTAL ENERGY		446,921
FINANCIALS - 15.7%
Banks - 7.0%
Bank of America Corp.	3,842,600	61,827
Citigroup, Inc.	809,500	41,811
First Republic Bank	531,700	26,000
JPMorgan Chase & Co.	1,249,500	74,283
Standard Chartered PLC (United Kingdom)	588,309	11,847
Wells Fargo & Co.	1,768,000	90,946
		306,714
Capital Markets - 2.8%
Apollo Investment Corp.	1,113,299	9,764
Artisan Partners Asset Management, Inc.	173,980	9,652
Charles Schwab Corp.	739,900	21,095
KKR & Co. LP	1,192,104	28,003
Morgan Stanley	761,500	26,127
The Blackstone Group LP	899,200	30,150
		124,791
Consumer Finance - 0.7%
American Express Co.	328,800	29,444
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 3.9%
AIA Group Ltd.	4,873,800	$ 26,601
American International Group, Inc.	1,269,100	71,146
Arch Capital Group Ltd. (a)	248,700	13,823
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,200	13,455
MetLife, Inc.	575,400	31,497
The Chubb Corp.	172,700	15,880
		172,402
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	354,300	14,445
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	1,967,300	16,584
Radian Group, Inc. (d)	2,028,423	29,534
		46,118
TOTAL FINANCIALS		693,914
HEALTH CARE - 14.3%
Biotechnology - 2.2%
Amgen, Inc.	254,380	35,455
Gilead Sciences, Inc. (a)	558,200	60,051
		95,506
Health Care Equipment & Supplies - 2.7%
Align Technology, Inc. (a)	255,483	13,914
Boston Scientific Corp. (a)	1,616,500	20,497
Edwards Lifesciences Corp. (a)	423,078	41,995
HeartWare International, Inc. (a)	270,050	21,901
The Cooper Companies, Inc.	118,841	19,375
		117,682
Health Care Providers & Services - 3.4%
Amplifon SpA	1,332,550	7,693
Capital Senior Living Corp. (a)	583,800	13,352
Community Health Systems, Inc. (a)	277,500	15,063
Corvel Corp. (a)	200,000	8,180
Henry Schein, Inc. (a)	109,500	13,106
Humana, Inc.	97,700	12,578
Qualicorp SA (a)	901,100	11,271
UnitedHealth Group, Inc.	617,000	53,482
Universal Health Services, Inc. Class B	128,900	14,751
		149,476
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	307,100	$ 17,554
Eurofins Scientific SA	123,589	35,101
Illumina, Inc. (a)	225,700	40,482
		93,137
Pharmaceuticals - 3.9%
Astellas Pharma, Inc.	1,246,400	17,945
Impax Laboratories, Inc. (a)	237,800	5,859
Johnson & Johnson	975,100	101,147
Merck & Co., Inc.	654,200	39,324
Prestige Brands Holdings, Inc. (a)	300,000	10,383
		174,658
TOTAL HEALTH CARE		630,459
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.0%
Esterline Technologies Corp. (a)	100,000	11,723
KEYW Holding Corp. (a)(d)	1,477,438	17,478
Precision Castparts Corp.	82,400	20,111
Teledyne Technologies, Inc. (a)	107,900	10,474
Textron, Inc.	426,800	16,218
TransDigm Group, Inc.	134,600	25,303
United Technologies Corp.	288,119	31,111
		132,418
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	153,500	10,478
Hub Group, Inc. Class A (a)	221,816	9,647
United Parcel Service, Inc. Class B	270,445	26,322
		46,447
Airlines - 0.2%
Copa Holdings SA Class A	72,400	8,904
Building Products - 0.2%
Tarkett SA	250,283	7,728
Commercial Services & Supplies - 0.7%
Interface, Inc.	874,900	14,900
KAR Auction Services, Inc.	275,000	8,294
U.S. Ecology, Inc.	132,756	5,674
		28,868
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	281,044	$ 15,151
Electrical Equipment - 1.2%
Eaton Corp. PLC	334,451	23,348
OSRAM Licht AG (a)	244,773	10,234
Rockwell Automation, Inc.	155,658	18,151
		51,733
Industrial Conglomerates - 2.4%
General Electric Co.	4,156,700	107,991
Machinery - 0.6%
GEA Group AG	208,166	9,417
Harmonic Drive Systems, Inc.	397,800	18,218
		27,635
Professional Services - 0.4%
Acacia Research Corp. (d)	507,108	9,021
Michael Page International PLC	1,339,211	10,132
		19,153
Road & Rail - 0.6%
Kansas City Southern	209,700	24,191
Trading Companies & Distributors - 1.0%
Rush Enterprises, Inc. Class A (a)	307,600	11,280
United Rentals, Inc. (a)	275,200	32,377
		43,657
TOTAL INDUSTRIALS		513,876
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	1,123,000	11,848
Juniper Networks, Inc.	414,500	9,612
QUALCOMM, Inc.	650,100	49,473
		70,933
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	169,741	17,485
Trimble Navigation Ltd. (a)	363,363	12,085
		29,570
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	335,500	20,271
Cornerstone OnDemand, Inc. (a)	242,340	9,073
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Demandware, Inc. (a)	152,600	$ 8,111
Google, Inc.:
Class A (a)	81,700	47,579
Class C (a)	82,100	46,928
Shutterstock, Inc. (a)	117,940	8,350
Yahoo!, Inc. (a)	575,300	22,155
		162,467
IT Services - 5.2%
Cognizant Technology Solutions Corp. Class A (a)	345,200	15,786
Fidelity National Information Services, Inc.	397,900	22,581
Fiserv, Inc. (a)	200,700	12,939
IBM Corp.	448,600	86,266
Paychex, Inc.	408,800	17,027
Quindell PLC (d)	2,677,815	7,557
Total System Services, Inc.	568,500	17,885
Visa, Inc. Class A	225,000	47,817
		227,858
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	1,091,800	25,226
Broadcom Corp. Class A	577,600	22,746
GT Advanced Technologies, Inc. (a)(d)	542,610	9,664
SunEdison, Inc. (a)	424,484	9,351
		66,987
Software - 5.8%
Aspen Technology, Inc. (a)	288,900	11,871
Callidus Software, Inc. (a)	701,300	8,051
Citrix Systems, Inc. (a)	165,500	11,628
Concur Technologies, Inc. (a)(d)	151,467	15,204
Microsoft Corp.	2,672,900	121,433
NetSuite, Inc. (a)	137,200	12,024
Nuance Communications, Inc. (a)	659,100	11,211
Oracle Corp.	1,314,000	54,570
ServiceNow, Inc. (a)	164,100	10,031
Trion World Network, Inc.:
warrants 8/10/17 (a)(f)	28,652	0*
warrants 10/3/18 (a)(f)	41,940	0*
		256,023
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.3%
First Data Holdings, Inc. Class B (f)	3,375,102	$ 13,500
TOTAL INFORMATION TECHNOLOGY		827,338
MATERIALS - 2.1%
Chemicals - 1.9%
Eastman Chemical Co.	134,400	11,084
Ecolab, Inc.	188,900	21,689
Monsanto Co.	263,400	30,462
Praxair, Inc.	169,100	22,245
		85,480
Metals & Mining - 0.2%
Constellium NV (a)	294,600	8,390
TOTAL MATERIALS		93,870
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,391,385	69,319
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	385,036	13,222
TOTAL TELECOMMUNICATION SERVICES		82,541
TOTAL COMMON STOCKS (Cost $3,145,010)		4,008,163
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Household Durable - 0.2%
Wayfair LLC Series B 0.00% (e)(f)	202,148	7,391
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(f)	128,191	665
TOTAL CONSUMER DISCRETIONARY		8,056
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
8.00% (a)(f)	76,875	98
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series C, 8.00% (a)(f)	910,747	$ 1,157
Series C-1, 8.00% (a)(f)	71,630	91
		1,346
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,819)		9,402
Convertible Bonds - 0.0%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (f) (Cost $279)	$ 279	279
Money Market Funds - 11.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	391,704,203	391,704
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	97,356,262	97,356
TOTAL MONEY MARKET FUNDS (Cost $489,060)		489,060
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,648,168)		4,506,904
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(92,698)
NET ASSETS - 100%		$ 4,414,206
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,492,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 13,500
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 2,344
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10 - 12/18/12	$ 1,103
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 4/10/14	$ 279
Wayfair LLC Series B	3/5/14	$ 5,302
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 210
Fidelity Securities Lending Cash Central Fund	1,720
Total	$ 1,930
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 4,520	$ -	$ 4,520	$ 820	$ -
EQTY ER Holdings, LLC	2,260	-	4,410	-	-
Total	$ 6,780	$ -	$ 8,930	$ 820	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 518,171	$ 499,679	$ -	$ 18,492
Consumer Staples	209,129	197,254	-	11,875
Energy	446,921	446,921	-	-
Financials	693,914	693,914	-	-
Health Care	630,459	630,459	-	-
Industrials	513,876	513,876	-	-
Information Technology	828,684	813,838	-	14,846
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 93,870	$ 93,870	$ -	$ -
Telecommunication Services	82,541	82,541	-	-
Corporate Bonds	279	-	-	279
Money Market Funds	489,060	489,060	-	-
Total Investments in Securities:	$ 4,506,904	$ 4,461,412	$ -	$ 45,492
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 34,897
Net Realized Gain (Loss) on Investment Securities	2,146
Net Unrealized Gain (Loss) on Investment Securities	(1,165)
Cost of Purchases	18,821
Proceeds of Sales	(9,207)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45,492
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ (1,165)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $3,652,835,000. Net unrealized appreciation aggregated $854,069,000, of which $930,599,000 related to appreciated investment securities and $76,530,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 08/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 35,811	Last transaction price	Transaction price	$4.00	Increase
		Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	7.0 - 12.9 / 9.6	Increase
			Earnings per share multiple	14.0	Increase
Convertible Bond	$ 279	Last transaction price	Transaction price	$100.00	Increase
Convertible Preferred Stocks	$ 9,402	Liquidation scenario	Liquidation distribution	$5.19	Increase
		Market comparable	EV/EBITDA multiple	7.0	Increase
			EV/Sales multiple	1.3	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014